Property and Equipment (Q2) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment [Abstract]
Depreciation expenses	$ 1,356	$ 2,341	$ 2,711	$ 734